Shareholder Report, Holdings (Details) - C000029067	Aug. 31, 2026
PHI Group, Inc._0
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Occidental Petroleum Corporation_7.875_2031-09-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
United Rentals North America, Inc._5.25_2030-01-15
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Olin Corporation_5_2030-02-01
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Exelon Corporation_7.6_2032-04-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Masco Corporation_7.75_2029-08-01
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Polaris, Inc._6.95_2029-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Jacobs Engineering Group, Inc._5.9_2033-03-01
Holdings [Line Items]
Percent of Net Asset Value	1.60%
U.S. Treasury Notes_4.625_2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.60%
U.S. Treasury Notes_4.25_2026-11-30
Holdings [Line Items]
Percent of Net Asset Value	1.60%
962166BT0 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.70%
452327AR0 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.70%
205887AR3 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
458140CE8 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	2.00%
668027AT2 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.30%
842587DD6 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	4.30%
94975H296 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
91282CFB2 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.60%
780153AG7 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
446413AZ9 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.90%
31620MCE4 | Financials
Holdings [Line Items]
Percent of Net Asset Value	13.10%
35671DCD5 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
674599CM5 | Energy
Holdings [Line Items]
Percent of Net Asset Value	23.80%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	10.90%
InvestmentType_Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	75.10%
InvestmentType_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	5.30%
InvestmentType_U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	8.70%